Convertible Unsecured Subordinated Debentures - Narrative (Details)					12 Months Ended
	Mar. 01, 2017 shares	Feb. 02, 2017 CAD	Mar. 09, 2016 CAD	Mar. 01, 2016 CAD shares CAD / instrument	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Debt Instrument [Line Items]
Deferred financing costs					CAD 10,198,000	CAD 3,211,000
Convertible Subordinated Debt | Convertible Unsecured Subordinated Debentures
Debt Instrument [Line Items]
Par value			CAD 1,150,000,000	CAD 1,000,000,000	CAD 382,950,000
Debt instrument, interest rate				5.00%	5.00%
Proceeds from issuance of debt			CAD 150,000,000	CAD 382,950,000
Debt instrument, convertible, price per instrument (CAD per debenture) | CAD / instrument				1,000,000
Debt instrument, convertible, price per instrument paid at closing (CAD per debenture) | CAD / instrument				333,000
Debt instrument, convertible, price per instrument outstanding (CAD per debenture) | CAD / instrument				667,000
Deferred financing costs				CAD 25,255,000
Debt instrument, term				10 years
Debt instrument, convertible, cash settlement term				12 months
interest expense					CAD 48,205,000	CAD 0
Debt instrument, convertible, number of equity instruments (in shares) | shares				108,490,566
Percentage of weighted average trading price				95.00%
Threshold consecutive trading days				20 days
Subsequent Event | Convertible Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, effective interest rate		0.00%
Subsequent Event | Convertible Subordinated Debt | Convertible Unsecured Subordinated Debentures
Debt Instrument [Line Items]
Proceeds from issuance of debt		CAD 767,050,000
Deferred financing costs		CAD 23,000,000
Debt conversion, shares issued (in shares) | shares	107,517,895
Debt instrument, convertible debt, percentage of shares issued	0.991